Expense Example - Global X Funds	Dec. 12, 2025 USD ($)
Global X Zero Coupon Bond 2030 ETF | Global X Zero Coupon Bond 2030 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	23
Global X Zero Coupon Bond 2031 ETF | Global X Zero Coupon Bond 2031 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7
Expense Example, with Redemption, 3 Years	23
Global X Zero Coupon Bond 2032 ETF | Global X Zero Coupon Bond 2032 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7
Expense Example, with Redemption, 3 Years	23
Global X Zero Coupon Bond 2033 ETF | Global X Zero Coupon Bond 2033 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7
Expense Example, with Redemption, 3 Years	23
Global X Zero Coupon Bond 2034 ETF | Global X Zero Coupon Bond 2034 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7
Expense Example, with Redemption, 3 Years	23
Global X Zero Coupon Bond 2035 ETF | Global X Zero Coupon Bond 2035 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7
Expense Example, with Redemption, 3 Years	$ 23